Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Leases
15.	Leases

The Company determines if an arrangement is a lease or contains a lease at inception, or acquisition when the Company acquires a new park. The Company has operating leases for corporate offices and land with remaining lease terms of 5 to 28 years.

Operating lease assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. Lease expense related to the net present value of payments is recognized on a straight-line basis over the lease term.

The key components of the company’s operating leases were as follows (in thousands):

	September 30,	December 31,
	2023	2022
Operating Lease - Operating Cash Flows (Fixed Payments)	594	1,121
Operating Lease - Operating Cash Flows (Liability Reduction)	429	932
New ROU Assets - Operating Leases	-	10,551

Weighted Average Lease Term - Operating Leases (years)	21.05	21.54
Weighted Average Discount Rate - Operating Leases	7.10%	7.10%

The Company’s operating leases generally relate to the rent of office building space, as well as land and rooftops upon which the Company’s solar parks are built. These leases include those that have been assumed in connection with the Company’s asset acquisitions and business combinations. The Company’s leases are for varying terms and expire between 2027 and 2051.

As a part of the Rakowic acquisition, the Company acquired an operating lease to the land where the solar parks are located. The combined estimated annual cost of the leases is $6 thousand. The leases commenced in 2022 and run through 2046.

In March 2022, the Company entered a new lease for additional office space in Ireland with a term of 9 years. The estimated annual cost of the lease is $136 thousand.

In April 2022, the Company entered a new lease for office space in the US with a term of 7.5 years. The estimated annual cost of the lease is $147 thousand.

Maturities of lease liabilities as of September 30, 2023 were as follows:

Five-year lease schedule:	(in thousands)
2023 Oct 1 – Dec 31	$213
2024	845
2025	868
2026	893
2027	918
Thereafter	16,336
Total lease payments	20,073
Less imputed interest	(10,728)
Total	$9,345

The Company had no finance leases as of September 30, 2023.

14.	Leases

The Company determines if an arrangement is a lease or contains a lease at inception, or acquisition when the Company acquires a new park.. The Company has operating leases for corporate offices and land with remaining lease terms of 5 to 28 years.

Operating lease assets and operating lease liabilities are recognized based on the present value of the future lease payments over the lease term at the commencement date. As most of the Company’s leases do not provide an implicit rate, the Company estimates its incremental borrowing rate based on information available at the commencement date in determining the present value of future payments. Lease expense related to the net present value of payments is recognized on a straight-line basis over the lease term.

The key components of the company’s operating leases at December 31, 2022 were as follows:

2022
(in thousands)
Operating Lease - Operating Cash Flows (Fixed Payments)	$1,121
Operating Lease - Operating Cash Flows (Liability Reduction)	932
New ROU Assets - Operating Leases	10,551
Weighted Average Lease Term - Operating Leases	21.54 yrs
Weighted Average Discount Rate - Operating Leases	7.10%

The Company’s operating leases generally relate to the rent of office building space, as well as land and rooftops upon which the Company’s solar parks are built. These leases include those that have been assumed in connection with the Company’s asset acquisitions and business combinations. The Company’s leases are for varying terms and expire between 2027 and 2051.

For the years ending December 31, 2022 and 2021, the Company incurred operating lease expenses of $987 thousand and $309 thousand, respectively. The following table summarizes the Company’s future minimum contractual operating lease payments as of December 31, 2022.

As a part of the Witnica acquisition, the company acquired an operating lease to the land where the solar park is located. The estimated annual cost of the lease is $335 thousand. The lease commenced in 2021 and runs through 2050.

As a part of the Zachod acquisition, the company acquired several operating leases to the land where the solar parks are located. The estimated annual cost of the leases is $57 thousand. The lease commenced in 2021 and runs through 2045.

As a part of the Komorowo acquisition, the company acquired two operating leases to the land where the solar parks are located. The combined estimated annual cost of the leases is $75 thousand. The leases commenced in 2021 and run through 2046.

As a part of the Rakowic acquisition, the company acquired an operating lease to the land where the solar parks are located. The combined estimated annual cost of the leases is $6 thousand. The leases commenced in 2022 and run through 2046.

As a part of the Blue Sky Energy I.B.V. acquisition in 2021, the company acquired an operating lease to the land where the solar park is located. The estimated annual cost of the leases is $83 thousand. The leases commenced in 2021 and runs through 2046.

In March 2022, the Company entered a new lease for additional office space in Ireland with a term of 9 years. The estimated annual cost of the lease is $136 thousand.

In April 2022, the Company entered a new lease for office space in the US with a term of 7.5 years. The estimated annual cost of the lease is $147 thousand.

Maturities of lease liabilities as of December 31, 2022 were as follows:

Five-year lease schedule:	(in thousands)
2023	$793
2024	842
2025	865
2026	889
2027	913
Thereafter	16,236
Total lease payments	20,538
Less imputed interest	11,110
Total	$9,428

The Company had no finance leases in 2022.